Summary of Reconciliation of Operating EBITDA (Details) - USD ($) $ in Millions		3 Months Ended								12 Months Ended
		Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Segment Reporting Information [Line Items]
Loss from continuing operations, net of tax		$ 447	$ 86	$ (2,389)	$ (550)	$ 128	$ 222	$ (281)	$ (193)	$ (2,406)		$ (124)		$ (185)
Provision for (Benefit from) income taxes on continuing operations										160		(2)		50
Income (Loss) from Continuing Operations before Income Taxes, Noncontrolling Interest										(2,246)		(126)		(135)
Pro Forma Adjustments										0
Depreciation and amortization										1,373		1,402		1,539
Interest income										12	[1]	56	[1]	40
Interest expense										672		667		54
Non-operating pension and other postretirement benefit plan net credit										30	[1]	72	[1]	91
Foreign exchange losses	[1]									(39)		(104)
Costs Historically Allocated to the Materials Science and Agriculture Businesses										0
Significant items	[2]									(3,643)
Operating EBITDA	[3]									$ 3,439
Income Tax Related Items												48
Pro Forma
Segment Reporting Information [Line Items]
Pro Forma Adjustments	[4]											128		(190)
Depreciation and amortization														1,539
Interest income	[1]													40
Interest expense	[5]											696		683
Non-operating pension and other postretirement benefit plan net credit	[1]													91
Foreign exchange losses	[1],[6]													(34)
Costs Historically Allocated to the Materials Science and Agriculture Businesses	[7]											256		1,044
Significant items	[2]											(1,812)		(1,549)
Pro Forma Operating EBITDA	[3]											4,144		4,393
Income Tax Related Items												$ (122)		$ (50)

[1]	Included in "Sundry income (expense) - net."
[2]	The significant items for the year ended December 31, 2020 are presented on an as reported basis. The significant items for the years ended December 31, 2019 and 2018 are presented on a pro forma basis.
[3]	A reconciliation of "Income (loss) from continuing operations, net of tax" to Operating EBITDA and pro forma Operating EBITDA, as applicable, is provided in the table on the following page.
[4]	For the years ended December 31, 2019 and 2018, operating EBITDA is on a pro forma basis. The pro forma adjustment reflects the net pro forma impact of items directly attributable to the DWDP Transactions, as applicable.
[5]	The years ended December 31, 2019 and 2018 are presented on a pro forma basis giving effect to the DWDP Financings.
[6]	Excludes a $50 million pretax foreign exchange loss significant item related to adjustments to EID's foreign currency exchange contracts as a result of U.S. tax reform for the year ended December 31, 2018.
[7]	Costs previously allocated to the materials science and agriculture businesses that did not meet the definition of expenses related to discontinued operations in accordance with ASC 205.